Accrued Expenses and Other Current Liabilities (Details) ¥ in Millions, shares in Millions, $ in Millions	Jul. 20, 2023 USD ($)	Jul. 20, 2023 CNY (¥)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	May 03, 2023 USD ($)	Feb. 11, 2022 shares
Accrued Expenses and Other Current Liabilities [Line Items]
Warrants (in Shares) | shares							2
Estimated amount				$ 6.8	¥ 49.8
Penalty and accrued interests				$ 0.6	¥ 3.9
Tianjin Jinghong Investment Development Group Co., Ltd [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Total consideration	$ 22.9	¥ 162.7
Loop Capital Markets LLC [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Claiming total amount | $			$ 14.7			$ 10.1